S000094964 [Member] Expense Example - Goldman Sachs Enhanced U.S. Equity ETF - Goldman Sachs Enhanced U.S. Equity ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 31
Expense Example, with Redemption, 3 Years	$ 97